Investment in an Affiliate - Summary of Unaudited Financial Information (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)
Financial position
Net loss attributable to the Company		$ (2,493)
EnSync, Inc
Financial position
Current assets	$ 37,857	37,857
Property, plant, and equipment, net	3,795	3,795
Other assets	3,143	3,143
Total assets	44,795	44,795
Current liabilities	3,493	3,493
Long-term debt	14,178	14,178
Total liabilities	17,671	17,671
Stockholders' equity	27,124	27,124
Total liabilities and stockholders' equity	44,795	$ 44,795
Sales	655
Net loss	(8,352)
Net loss attributed to noncontrolling interest	(149)
Net loss attributed to the shareholders of ENS	(8,203)
Preferred stock dividend	(147)
Net loss attribute to common stockholders of ENS	(8,350)
Net loss attributable to the Company	$ (1,403)